UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-07507

DWS Investments VIT Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  3/31/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of March 31, 2013 (Unaudited)

DWS Equity 500 Index VIP
	Shares	Value ($)
Common Stocks 98.2%
Consumer Discretionary 11.4%
Auto Components 0.3%
BorgWarner, Inc.*	6,634	513,073
Delphi Automotive PLC	16,697	741,347
Goodyear Tire & Rubber Co.*	14,197	179,024
Johnson Controls, Inc. (a)	38,753	1,359,068

		2,792,512
Automobiles 0.4%
Ford Motor Co.	220,613	2,901,061
Harley-Davidson, Inc.	12,663	674,938

		3,575,999
Distributors 0.1%
Genuine Parts Co.	8,771	684,138
Diversified Consumer Services 0.1%
Apollo Group, Inc. "A"* (a)	5,985	104,079
H&R Block, Inc.	15,145	445,566

		549,645
Hotels, Restaurants & Leisure 1.8%
Carnival Corp.	25,275	866,932
Chipotle Mexican Grill, Inc.*	1,762	574,183
Darden Restaurants, Inc.	7,348	379,745
International Game Technology	14,757	243,490
Marriott International, Inc. "A"	13,957	589,404
McDonald's Corp.	56,463	5,628,796
Starbucks Corp.	42,187	2,402,972
Starwood Hotels & Resorts Worldwide, Inc.	10,878	693,255
Wyndham Worldwide Corp.	7,636	492,369
Wynn Resorts Ltd.	4,519	565,598
Yum! Brands, Inc.	25,340	1,822,960

		14,259,704
Household Durables 0.3%
D.R. Horton, Inc.	15,389	373,953
Garmin Ltd. (a)	6,305	208,317
Harman International Industries, Inc.	3,623	161,694
Leggett & Platt, Inc.	8,342	281,793
Lennar Corp. "A" (a)	9,506	394,309
Newell Rubbermaid, Inc.	16,359	426,970
Pulte Group, Inc.*	19,329	391,219
Whirlpool Corp.	4,346	514,827

		2,753,082
Internet & Catalog Retail 1.1%
Amazon.com, Inc.*	20,483	5,458,515
Expedia, Inc.	5,403	324,234
Netflix, Inc.* (a)	3,167	599,861
Priceline.com, Inc.*	2,800	1,926,204
TripAdvisor, Inc.* (a)	6,069	318,744

		8,627,558
Leisure Equipment & Products 0.1%
Hasbro, Inc. (a)	6,358	279,370
Mattel, Inc.	19,497	853,774

		1,133,144
Media 3.5%
Cablevision Systems Corp. (New York Group) "A"	12,143	181,659
CBS Corp. "B"	32,969	1,539,323
Comcast Corp. "A"	148,689	6,246,425
DIRECTV*	32,132	1,818,992
Discovery Communications, Inc. "A"* (a)	13,824	1,088,502
Gannett Co., Inc. (a)	12,785	279,608
Interpublic Group of Companies, Inc.	23,365	304,446
News Corp. "A"	112,663	3,438,475
Omnicom Group, Inc.	14,581	858,821
Scripps Networks Interactive "A"	4,965	319,448
Time Warner Cable, Inc.	16,653	1,599,687
Time Warner, Inc.	52,666	3,034,615
Viacom, Inc. "B"	25,663	1,580,071
Walt Disney Co.	101,709	5,777,071
Washington Post Co. "B" (a)	270	120,690

		28,187,833
Multiline Retail 0.8%
Dollar General Corp.*	17,035	861,630
Dollar Tree, Inc.*	12,827	621,212
Family Dollar Stores, Inc.	5,467	322,826
J.C. Penney Co., Inc. (a)	8,543	129,085
Kohl's Corp.	11,957	551,576
Macy's, Inc.	22,401	937,258
Nordstrom, Inc.	8,430	465,589
Target Corp.	36,579	2,503,833

		6,393,009
Specialty Retail 2.2%
Abercrombie & Fitch Co. "A"	4,673	215,893
AutoNation, Inc.*	2,238	97,913
AutoZone, Inc.*	2,038	808,617
Bed Bath & Beyond, Inc.*	12,653	815,106
Best Buy Co., Inc. (a)	15,055	333,468
CarMax, Inc.*	12,721	530,466
GameStop Corp. "A" (a)	7,191	201,132
Home Depot, Inc.	84,216	5,876,592
L Brands, Inc.	13,670	610,502
Lowe's Companies, Inc.	62,505	2,370,190
O'Reilly Automotive, Inc.*	6,270	642,988
PetSmart, Inc.	6,055	376,015
Ross Stores, Inc.	12,421	752,961
Staples, Inc. (a)	37,362	501,772
The Gap, Inc.	16,520	584,808
Tiffany & Co. (a)	6,650	462,441
TJX Companies, Inc.	41,281	1,929,887
Urban Outfitters, Inc.*	6,059	234,726

		17,345,477
Textiles, Apparel & Luxury Goods 0.7%
Coach, Inc.	15,970	798,340
Fossil, Inc.*	2,945	284,487
NIKE, Inc. "B"	40,867	2,411,562
PVH Corp.	4,431	473,275
Ralph Lauren Corp.	3,369	570,406
VF Corp.	4,971	833,885

		5,371,955
Consumer Staples 10.8%
Beverages 2.4%
Beam, Inc.	9,090	577,579
Brown-Forman Corp. "B"	8,447	603,116
Coca-Cola Co.	215,963	8,733,544
Coca-Cola Enterprises, Inc.	14,771	545,345
Constellation Brands, Inc. "A"*	8,639	411,562
Dr. Pepper Snapple Group, Inc.	11,347	532,742
Molson Coors Brewing Co. "B"	8,708	426,082
Monster Beverage Corp.*	8,035	383,591
PepsiCo, Inc.	86,975	6,880,592

		19,094,153
Food & Staples Retailing 2.4%
Costco Wholesale Corp.	24,561	2,606,168
CVS Caremark Corp.	69,399	3,816,251
Kroger Co.	28,922	958,475
Safeway, Inc.	13,286	350,086
Sysco Corp.	33,259	1,169,719
Wal-Mart Stores, Inc.	94,250	7,052,728
Walgreen Co.	48,296	2,302,753
Whole Foods Market, Inc.	9,692	840,781

		19,096,961
Food Products 1.9%
Archer-Daniels-Midland Co.	37,271	1,257,151
Campbell Soup Co. (a)	9,997	453,464
ConAgra Foods, Inc.	23,402	838,026
Dean Foods Co.*	10,476	189,930
General Mills, Inc.	36,279	1,788,917
H.J. Heinz Co.	18,051	1,304,546
Hormel Foods Corp. (a)	7,455	308,041
Kellogg Co.	13,973	900,280
Kraft Foods Group, Inc.	33,254	1,713,579
McCormick & Co., Inc.	7,379	542,725
Mead Johnson Nutrition Co.	11,458	887,422
Mondelez International, Inc. "A"	100,177	3,066,418
The Hershey Co.	8,523	746,018
The JM Smucker Co.	6,090	603,884
Tyson Foods, Inc. "A"	16,032	397,914

		14,998,315
Household Products 2.2%
Clorox Co.	7,461	660,522
Colgate-Palmolive Co.	24,807	2,927,970
Kimberly-Clark Corp.	21,857	2,141,549
Procter & Gamble Co.	153,879	11,857,916

		17,587,957
Personal Products 0.2%
Avon Products, Inc.	23,962	496,732
Estee Lauder Companies, Inc. "A"	13,520	865,686

		1,362,418
Tobacco 1.7%
Altria Group, Inc.	113,301	3,896,421
Lorillard, Inc.	21,391	863,127
Philip Morris International, Inc.	92,857	8,608,773
Reynolds American, Inc.	18,013	801,398

		14,169,719
Energy 10.7%
Energy Equipment & Services 1.8%
Baker Hughes, Inc.	24,909	1,156,027
Cameron International Corp.*	13,854	903,281
Diamond Offshore Drilling, Inc. (a)	3,840	267,110
Ensco PLC "A"	13,060	783,600
FMC Technologies, Inc.*	13,420	729,914
Halliburton Co.	52,266	2,112,069
Helmerich & Payne, Inc.	6,020	365,414
Nabors Industries Ltd.	15,989	259,341
National Oilwell Varco, Inc.	23,937	1,693,543
Noble Corp.	14,366	548,063
Rowan Companies PLC "A"*	6,963	246,212
Schlumberger Ltd.	75,038	5,619,596

		14,684,170
Oil, Gas & Consumable Fuels 8.9%
Anadarko Petroleum Corp.	28,125	2,459,531
Apache Corp.	21,944	1,693,199
Cabot Oil & Gas Corp.	11,791	797,190
Chesapeake Energy Corp. (a)	29,624	604,626
Chevron Corp.	109,532	13,014,592
ConocoPhillips	68,874	4,139,327
CONSOL Energy, Inc.	12,685	426,850
Denbury Resources, Inc.*	21,208	395,529
Devon Energy Corp.	21,352	1,204,680
EOG Resources, Inc.	15,373	1,968,820
EQT Corp.	8,358	566,255
Exxon Mobil Corp.	252,537	22,756,109
Hess Corp.	16,877	1,208,562
Kinder Morgan, Inc.	35,360	1,367,725
Marathon Oil Corp.	40,042	1,350,216
Marathon Petroleum Corp.	18,691	1,674,714
Murphy Oil Corp.	10,171	648,198
Newfield Exploration Co.*	7,327	164,271
Noble Energy, Inc.	10,062	1,163,771
Occidental Petroleum Corp.	45,433	3,560,584
Peabody Energy Corp.	15,105	319,471
Phillips 66	35,033	2,451,259
Pioneer Natural Resources Co.	7,450	925,663
QEP Resources, Inc.	10,047	319,896
Range Resources Corp.	9,179	743,866
Southwestern Energy Co.*	19,582	729,625
Spectra Energy Corp.	37,738	1,160,444
Tesoro Corp.	7,745	453,470
Valero Energy Corp.	30,955	1,408,143
Williams Companies, Inc.	38,251	1,432,882
WPX Energy, Inc.*	11,005	176,300

		71,285,768
Financials 15.6%
Capital Markets 2.0%
Ameriprise Financial, Inc.	11,423	841,304
Bank of New York Mellon Corp.	65,445	1,831,806
BlackRock, Inc.	7,121	1,829,242
Charles Schwab Corp.	61,694	1,091,367
E*TRADE Financial Corp.*	13,966	149,576
Franklin Resources, Inc.	7,821	1,179,485
Invesco Ltd.	24,895	720,959
Legg Mason, Inc.	6,382	205,181
Morgan Stanley	77,268	1,698,351
Northern Trust Corp.	12,734	694,767
State Street Corp.	25,717	1,519,618
T. Rowe Price Group, Inc.	14,591	1,092,428
The Goldman Sachs Group, Inc.	24,634	3,624,893

		16,478,977
Commercial Banks 2.7%
BB&T Corp.	39,662	1,244,990
Comerica, Inc.	10,451	375,714
Fifth Third Bancorp.	49,127	801,261
First Horizon National Corp. (a)	13,169	140,645
Huntington Bancshares, Inc.	48,490	358,341
KeyCorp	52,248	520,390
M&T Bank Corp.	6,986	720,676
PNC Financial Services Group, Inc.	29,715	1,976,048
Regions Financial Corp.	79,470	650,859
SunTrust Banks, Inc.	30,573	880,808
U.S. Bancorp.	104,840	3,557,221
Wells Fargo & Co.	275,997	10,209,129
Zions Bancorp.	10,722	267,943

		21,704,025
Consumer Finance 0.9%
American Express Co.	54,089	3,648,844
Capital One Financial Corp.	32,648	1,794,007
Discover Financial Services	27,880	1,250,139
SLM Corp.	25,962	531,702

		7,224,692
Diversified Financial Services 3.7%
Bank of America Corp.	609,485	7,423,527
Citigroup, Inc.	171,169	7,572,517
CME Group, Inc. "A"	17,268	1,060,082
IntercontinentalExchange, Inc.* (a)	4,121	672,011
JPMorgan Chase & Co.	215,686	10,236,458
Leucadia National Corp.	16,640	456,434
McGraw-Hill Companies, Inc.	15,750	820,260
Moody's Corp.	10,780	574,790
NYSE Euronext	13,674	528,363
The NASDAQ OMX Group, Inc.	6,593	212,954

		29,557,396
Insurance 4.1%
ACE Ltd.	19,036	1,693,633
Aflac, Inc.	26,203	1,363,080
Allstate Corp.	26,892	1,319,590
American International Group, Inc.*	83,153	3,227,999
Aon PLC	17,577	1,080,986
Assurant, Inc.	4,243	190,977
Berkshire Hathaway, Inc. "B"*	102,745	10,706,029
Chubb Corp.	14,613	1,279,076
Cincinnati Financial Corp.	8,450	398,756
Genworth Financial, Inc. "A"*	26,867	268,670
Hartford Financial Services Group, Inc.	24,340	627,972
Lincoln National Corp.	15,591	508,423
Loews Corp.	17,486	770,608
Marsh & McLennan Companies, Inc.	30,825	1,170,425
MetLife, Inc.	61,841	2,351,195
Principal Financial Group, Inc.	15,583	530,289
Progressive Corp.	31,151	787,186
Prudential Financial, Inc.	26,333	1,553,384
The Travelers Companies, Inc.	21,315	1,794,510
Torchmark Corp.	5,158	308,448
Unum Group	15,255	430,954
XL Group PLC	16,623	503,677

		32,865,867
Real Estate Investment Trusts 2.0%
American Tower Corp. (REIT)	22,187	1,706,624
Apartment Investment & Management Co. "A" (REIT)	8,108	248,591
AvalonBay Communities, Inc. (REIT)	6,436	815,248
Boston Properties, Inc. (REIT)	8,513	860,324
Equity Residential (REIT)	18,120	997,687
HCP, Inc. (REIT)	25,654	1,279,109
Health Care REIT, Inc. (REIT)	14,665	995,900
Host Hotels & Resorts, Inc. (REIT)	40,566	709,499
Kimco Realty Corp. (REIT)	22,750	509,600
Plum Creek Timber Co., Inc. (REIT)	9,339	487,496
Prologis, Inc. (REIT)	26,001	1,039,520
Public Storage (REIT)	8,191	1,247,653
Simon Property Group, Inc. (REIT)	17,659	2,800,011
Ventas, Inc. (REIT)	16,404	1,200,773
Vornado Realty Trust (REIT)	9,592	802,275
Weyerhaeuser Co. (REIT)	31,031	973,753

		16,674,063
Real Estate Management & Development 0.1%
CBRE Group, Inc. "A"*	16,750	422,937
Thrifts & Mortgage Finance 0.1%
Hudson City Bancorp., Inc.	26,844	231,932
People's United Financial, Inc.	18,399	247,283

		479,215
Health Care 12.3%
Biotechnology 1.8%
Alexion Pharmaceuticals, Inc.*	10,935	1,007,551
Amgen, Inc.	42,160	4,321,822
Biogen Idec, Inc.*	13,310	2,567,632
Celgene Corp.*	23,591	2,734,433
Gilead Sciences, Inc.*	85,964	4,206,218

		14,837,656
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	88,489	3,125,431
Baxter International, Inc.	30,779	2,235,787
Becton, Dickinson & Co.	10,953	1,047,216
Boston Scientific Corp.*	75,410	588,952
C.R. Bard, Inc.	4,316	434,966
CareFusion Corp.*	12,733	445,528
Covidien PLC	26,544	1,800,745
DENTSPLY International, Inc.	8,056	341,735
Edwards Lifesciences Corp.*	6,429	528,207
Intuitive Surgical, Inc.*	2,256	1,108,125
Medtronic, Inc.	56,943	2,674,043
St. Jude Medical, Inc.	15,942	644,694
Stryker Corp.	16,394	1,069,545
Varian Medical Systems, Inc.*	6,025	433,800
Zimmer Holdings, Inc.	9,440	710,077

		17,188,851
Health Care Providers & Services 1.9%
Aetna, Inc.	18,510	946,231
AmerisourceBergen Corp.	13,055	671,680
Cardinal Health, Inc.	19,030	792,029
CIGNA Corp.	16,150	1,007,276
Coventry Health Care, Inc.	7,372	346,705
DaVita HealthCare Partners, Inc.*	4,677	554,645
Express Scripts Holding Co.*	45,970	2,650,170
Humana, Inc.	8,972	620,055
Laboratory Corp. of America Holdings*	5,244	473,009
McKesson Corp.	13,147	1,419,350
Patterson Companies, Inc.	4,914	186,929
Quest Diagnostics, Inc.	8,981	506,977
Tenet Healthcare Corp.*	5,839	277,820
UnitedHealth Group, Inc.	57,572	3,293,694
WellPoint, Inc.	17,208	1,139,686

		14,886,256
Health Care Technology 0.1%
Cerner Corp.*	8,348	790,973
Life Sciences Tools & Services 0.5%
Agilent Technologies, Inc.	19,628	823,787
Life Technologies Corp.*	9,747	629,948
PerkinElmer, Inc.	6,451	217,012
Thermo Fisher Scientific, Inc.	20,135	1,540,126
Waters Corp.*	4,815	452,177

		3,663,050
Pharmaceuticals 5.9%
AbbVie, Inc.	89,051	3,631,500
Actavis, Inc.*	7,193	662,547
Allergan, Inc.	17,272	1,928,073
Bristol-Myers Squibb Co.	92,263	3,800,313
Eli Lilly & Co.	56,247	3,194,267
Forest Laboratories, Inc.*	13,226	503,117
Hospira, Inc.*	9,502	311,951
Johnson & Johnson	157,490	12,840,160
Merck & Co., Inc.	170,272	7,531,131
Mylan, Inc.*	22,313	645,738
Perrigo Co.	5,015	595,431
Pfizer, Inc.	405,021	11,688,906

		47,333,134
Industrials 9.9%
Aerospace & Defense 2.3%
Boeing Co.	38,254	3,284,106
General Dynamics Corp.	18,833	1,327,915
Honeywell International, Inc.	44,161	3,327,531
L-3 Communications Holdings, Inc.	4,985	403,386
Lockheed Martin Corp.	14,999	1,447,703
Northrop Grumman Corp.	13,359	937,134
Precision Castparts Corp.	8,257	1,565,692
Raytheon Co.	18,340	1,078,209
Rockwell Collins, Inc.	7,733	488,107
Textron, Inc.	15,306	456,272
United Technologies Corp.	47,509	4,438,766

		18,754,821
Air Freight & Logistics 0.7%
C.H. Robinson Worldwide, Inc.	9,094	540,729
Expeditors International of Washington, Inc.	11,888	424,521
FedEx Corp.	16,389	1,609,400
United Parcel Service, Inc. "B"	40,238	3,456,444

		6,031,094
Airlines 0.1%
Southwest Airlines Co.	41,826	563,814
Building Products 0.0%
Masco Corp.	19,654	397,993
Commercial Services & Supplies 0.6%
ADT Corp.	13,023	637,345
Avery Dennison Corp.	5,569	239,857
Cintas Corp.	6,048	266,898
Iron Mountain, Inc.	9,615	349,121
Pitney Bowes, Inc. (a)	11,938	177,399
Republic Services, Inc.	16,650	549,450
Stericycle, Inc.*	4,759	505,311
Tyco International Ltd.	26,192	838,144
Waste Management, Inc.	24,514	961,194

		4,524,719
Construction & Engineering 0.2%
Fluor Corp.	9,113	604,465
Jacobs Engineering Group, Inc.*	7,215	405,772
Quanta Services, Inc.*	12,203	348,762

		1,358,999
Electrical Equipment 0.7%
Eaton Corp. PLC	26,514	1,623,983
Emerson Electric Co.	40,604	2,268,545
Rockwell Automation, Inc.	7,900	682,165
Roper Industries, Inc.	5,649	719,174

		5,293,867
Industrial Conglomerates 2.4%
3M Co.	35,750	3,800,582
Danaher Corp.	32,654	2,029,446
General Electric Co.	585,721	13,541,870

		19,371,898
Machinery 1.8%
Caterpillar, Inc.	36,873	3,206,845
Cummins, Inc.	10,028	1,161,343
Deere & Co.	21,931	1,885,627
Dover Corp.	9,828	716,265
Flowserve Corp.	2,701	452,985
Illinois Tool Works, Inc.	23,356	1,423,315
Ingersoll-Rand PLC	15,494	852,325
Joy Global, Inc.	6,058	360,572
PACCAR, Inc.	19,886	1,005,436
Pall Corp.	6,292	430,184
Parker Hannifin Corp.	8,458	774,584
Pentair Ltd. (Registered)	11,471	605,095
Snap-on, Inc.	3,344	276,549
Stanley Black & Decker, Inc.	9,014	729,863
Xylem, Inc.	10,324	284,529

		14,165,517
Professional Services 0.1%
Dun & Bradstreet Corp. (a)	2,260	189,049
Equifax, Inc.	6,848	394,376
Robert Half International, Inc.	7,812	293,185

		876,610
Road & Rail 0.8%
CSX Corp.	57,459	1,415,215
Norfolk Southern Corp.	17,673	1,362,235
Ryder System, Inc.	2,939	175,605
Union Pacific Corp. (a)	26,420	3,762,472

		6,715,527
Trading Companies & Distributors 0.2%
Fastenal Co. (a)	15,078	774,256
W.W. Grainger, Inc.	3,386	761,782

		1,536,038
Information Technology 17.7%
Communications Equipment 1.9%
Cisco Systems, Inc.	300,240	6,278,018
F5 Networks, Inc.*	4,323	385,093
Harris Corp.	6,553	303,666
JDS Uniphase Corp.*	12,767	170,695
Juniper Networks, Inc.*	29,265	542,573
Motorola Solutions, Inc.	15,565	996,627
QUALCOMM, Inc.	96,659	6,471,320

		15,147,992
Computers & Peripherals 4.1%
Apple, Inc.	52,902	23,416,012
Dell, Inc.	82,302	1,179,388
EMC Corp.*	118,624	2,833,927
Hewlett-Packard Co.	110,029	2,623,091
NetApp, Inc.*	20,030	684,225
SanDisk Corp.*	13,676	752,180
Seagate Technology PLC	18,010	658,446
Western Digital Corp.	12,044	605,572

		32,752,841
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp. "A"	8,926	666,326
Corning, Inc.	82,263	1,096,566
FLIR Systems, Inc.	8,492	220,877
Jabil Circuit, Inc.	10,525	194,502
Molex, Inc. (a)	8,073	236,377
TE Connectivity Ltd.	23,502	985,439

		3,400,087
Internet Software & Services 2.2%
Akamai Technologies, Inc.*	10,110	356,782
eBay, Inc.*	65,672	3,560,736
Google, Inc. "A"*	15,044	11,945,387
VeriSign, Inc.*	8,429	398,523
Yahoo!, Inc.*	54,642	1,285,726

		17,547,154
IT Services 3.8%
Accenture PLC "A"	36,227	2,752,165
Automatic Data Processing, Inc.	27,252	1,771,925
Cognizant Technology Solutions Corp. "A"*	16,967	1,299,842
Computer Sciences Corp.	8,664	426,529
Fidelity National Information Services, Inc.	16,540	655,315
Fiserv, Inc.*	7,569	664,785
International Business Machines Corp.	59,023	12,589,606
MasterCard, Inc. "A"	5,949	3,219,182
Paychex, Inc. (a)	18,339	643,149
SAIC, Inc.	15,925	215,784
Teradata Corp.*	9,345	546,776
Total System Services, Inc.	9,428	233,626
Visa, Inc. "A"	29,054	4,934,531
Western Union Co.	31,959	480,663

		30,433,878
Office Electronics 0.1%
Xerox Corp.	69,067	593,976
Semiconductors & Semiconductor Equipment 1.9%
Advanced Micro Devices, Inc.* (a)	34,151	87,085
Altera Corp.	18,048	640,163
Analog Devices, Inc.	17,196	799,442
Applied Materials, Inc.	68,158	918,770
Broadcom Corp. "A"	29,678	1,028,936
First Solar, Inc.* (a)	3,557	95,897
Intel Corp.	278,594	6,087,279
KLA-Tencor Corp.	9,350	493,119
Lam Research Corp.*	9,131	378,571
Linear Technology Corp.	13,218	507,175
LSI Corp.*	29,590	200,620
Microchip Technology, Inc. (a)	10,877	399,839
Micron Technology, Inc.*	58,299	581,824
NVIDIA Corp.	35,727	458,020
Teradyne, Inc.*	10,373	168,250
Texas Instruments, Inc.	62,209	2,207,175
Xilinx, Inc.	14,723	561,977

		15,614,142
Software 3.3%
Adobe Systems, Inc.*	28,142	1,224,458
Autodesk, Inc.*	12,749	525,769
BMC Software, Inc.*	7,437	344,556
CA, Inc.	18,740	471,686
Citrix Systems, Inc.*	10,553	761,505
Electronic Arts, Inc.*	17,323	306,617
Intuit, Inc.	15,623	1,025,650
Microsoft Corp.	424,707	12,150,867
Oracle Corp.	208,070	6,728,984
Red Hat, Inc.*	10,732	542,610
Salesforce.com, Inc.*	7,592	1,357,677
Symantec Corp.*	38,535	951,044

		26,391,423
Materials 3.4%
Chemicals 2.4%
Air Products & Chemicals, Inc.	11,669	1,016,603
Airgas, Inc.	3,839	380,675
CF Industries Holdings, Inc.	3,547	675,242
Dow Chemical Co.	68,054	2,166,839
E.I. du Pont de Nemours & Co.	52,501	2,580,949
Eastman Chemical Co.	8,751	611,432
Ecolab, Inc.	14,932	1,197,248
FMC Corp.	7,879	449,339
International Flavors & Fragrances, Inc.	4,495	344,632
LyondellBasell Industries NV "A"	21,541	1,363,330
Monsanto Co.	30,128	3,182,421
PPG Industries, Inc.	8,104	1,085,450
Praxair, Inc.	16,664	1,858,703
Sigma-Aldrich Corp.	6,832	530,710
The Mosaic Co.	15,606	930,274
The Sherwin-Williams Co.	4,791	809,152

		19,182,999
Construction Materials 0.1%
Vulcan Materials Co.	7,314	378,134
Containers & Packaging 0.2%
Ball Corp.	8,464	402,717
Bemis Co., Inc.	5,616	226,662
MeadWestvaco Corp.	10,104	366,775
Owens-Illinois, Inc.*	8,943	238,331
Sealed Air Corp.	10,984	264,824

		1,499,309
Metals & Mining 0.6%
Alcoa, Inc.	60,492	515,392
Allegheny Technologies, Inc.	6,272	198,885
Cliffs Natural Resources, Inc. (a)	8,650	164,437
Freeport-McMoRan Copper & Gold, Inc.	53,243	1,762,343
Newmont Mining Corp.	28,160	1,179,622
Nucor Corp.	17,871	824,747
United States Steel Corp. (a)	8,426	164,307

		4,809,733
Paper & Forest Products 0.1%
International Paper Co.	24,728	1,151,830
Telecommunication Services 2.9%
Diversified Telecommunication Services 2.6%
AT&T, Inc.	309,306	11,348,437
CenturyLink, Inc. (a)	35,467	1,245,956
Frontier Communications Corp. (a)	56,007	222,908
Verizon Communications, Inc.	161,018	7,914,035
Windstream Corp. (a)	32,440	257,898

		20,989,234
Wireless Telecommunication Services 0.3%
Crown Castle International Corp.*	16,611	1,156,790
MetroPCS Communications, Inc.*	17,749	193,464
Sprint Nextel Corp.*	170,482	1,058,693

		2,408,947
Utilities 3.5%
Electric Utilities 2.0%
American Electric Power Co., Inc.	27,453	1,335,039
Duke Energy Corp.	39,640	2,877,468
Edison International	18,419	926,844
Entergy Corp.	9,933	628,163
Exelon Corp.	48,474	1,671,384
FirstEnergy Corp.	23,707	1,000,435
NextEra Energy, Inc.	23,955	1,860,824
Northeast Utilities	17,732	770,633
Pepco Holdings, Inc.	12,522	267,971
Pinnacle West Capital Corp.	6,104	353,361
PPL Corp.	32,942	1,031,414
Southern Co.	49,072	2,302,458
Xcel Energy, Inc.	27,256	809,503

		15,835,497
Gas Utilities 0.1%
AGL Resources, Inc.	6,612	277,373
ONEOK, Inc.	11,778	561,457

		838,830
Independent Power Producers & Energy Traders 0.1%
AES Corp.	34,210	430,020
NRG Energy, Inc.	18,586	492,343

		922,363
Multi-Utilities 1.3%
Ameren Corp.	13,556	474,731
CenterPoint Energy, Inc.	23,988	574,753
CMS Energy Corp.	15,216	425,135
Consolidated Edison, Inc.	16,493	1,006,568
Dominion Resources, Inc.	32,583	1,895,679
DTE Energy Co.	9,662	660,301
Integrys Energy Group, Inc.	4,277	248,750
NiSource, Inc.	17,186	504,237
PG&E Corp.	24,551	1,093,256
Public Service Enterprise Group, Inc.	28,660	984,184
SCANA Corp.	7,355	376,282
Sempra Energy	12,896	1,030,906
TECO Energy, Inc.	11,389	202,952
Wisconsin Energy Corp.	12,704	544,875

		10,022,609

Total Common Stocks (Cost $577,077,444)		787,572,484

	Principal Amount ($)	Value ($)

Government & Agency Obligation 0.2%
U.S. Treasury Obligation
U.S. Treasury Bill, 0.135% **, 4/25/2013 (b) (Cost $1,399,898)	1,400,000	1,399,968

	Shares	Value ($)

Securities Lending Collateral 2.0%
Daily Assets Fund Institutional, 0.14% (c) (d) (Cost $16,003,328)	16,003,328	16,003,328
Cash Equivalents 1.6%
Central Cash Management Fund, 0.12% (c) (Cost $12,724,011)	12,724,011	12,724,011

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $607,204,681) †	102.0	817,699,791
Other Assets and Liabilities, Net	(2.0)	(15,753,342)

Net Assets	100.0	801,946,449

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $638,344,032.  At March 31, 2013, net unrealized appreciation for all securities based on tax cost was $179,355,759.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $252,661,835 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $73,306,076.

(a)	All or a portion of these securities were on loan. The value of securities loaned at March 31, 2013 amounted to $15,743,579 which is 2.0% of net assets.
(b)	At March 31, 2013, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(c)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust
At March 31, 2013, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

S&P 500 Index	USD	6/20/2013	38	14,845,650	127,526

Currency Abbreviation

USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(e)	$787,572,484	$—	$—	$787,572,484
Government & Agency Obligation	—	1,399,968	—	1,399,968
Short-Term Investments(e)	28,727,339	—	—	28,727,339
Derivatives(f)
Futures Contracts	127,526	—	—	127,526
Total	$816,427,349	$1,399,968	$—	$817,827,317

There have been no transfers between fair value measurement levels during the period ended March 31, 2013.
(e)	See Investment Portfolio for additional detailed categorizations.
(f)	Derivatives include unrealized appreciation (depreciation) on futures contracts.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of March 31, 2013 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures
Equity Contracts	$127,526

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity 500 Index VIP, a series of DWS Investments VIT Funds

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	May 17, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	May 17, 2013